Subsequent Events	12 Months Ended
Mar. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
35. Subsequent Events
The Company’s Board of Directors has passed a resolution approving the matters required under Article 156, Paragraph 1 of the Companies Act for the repurchase of its own shares, to be implemented pursuant to Article 459, Paragraph 1 of the Companies Act and Article 34 of the Articles of Incorporation.

(1)	Reason for Repurchase of Own Shares
The Company will repurchase its own shares in order to enhance shareholder returns and improve capital efficiency.

(2)	Details of Share Repurchase

•	Class of shares to be repurchased: Common shares

•	Total number of shares: Up to 50,000,000 shares (approximately 4.1% of the total outstanding shares (excluding treasury shares))

•	Total purchase price of shares to be repurchased: Up to 50 billion yen

•	Repurchase period: From May 17, 2021 to March 31, 2022

•	Method of share repurchase: Market purchases based on the discretionary dealing contract regarding repurchase of own shares